Consolidated Balance Sheets (Successor Basis) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 5,189,003	$ 12,006,624
Restricted cash	104,170	14,100,614
Digital currencies	1,539
Accounts receivable	40,543	2,827
Inventories	34,185	30,642
Marketable securities, at fair value	1,063,111	1,014,338
Investments in derivatives	203,320	115,721
Amounts due from related parties	962	169,051
Due from brokers	317,005	818,968
Other receivables and prepayments	1,079,043	464,156
Total current assets	8,032,881	28,722,941
Property, plant and equipment, net	7,093,035	4,260,602
Non-marketable investments	7,112,180	7,094,712
Intangible assets, net	1,311,683	1,409,540
Amounts due from related parties	50,000	50,000
Long-term deposits	294,606	3,417,178
Other non-current asset	59,833	119,667
Total Assets	23,954,218	45,074,640
Current liabilities:
Amounts due to related parties	41,593	33,417
Accounts payable and accrued expenses	2,586,527	1,247,147
Finance lease payable, current portion	46,555	43,877
Warrant liabilities		753,118
Convertible debts		10,107,306
Total current liabilities	2,674,675	12,184,865
Finance lease payable, non-current portion	97,319	143,873
Loan payables to related parties	6,330,472
Total Liabilities	9,102,466	12,328,738
Commitments and contingencies
EQUITY
Additional paid-in capital	24,887,624	23,003,285
Accumulated other comprehensive loss	(5,552)	(1,484,688)
Accumulated deficit	(37,555,980)	(17,379,185)
Total equity attributable to the shareholders of Aptorum Group Limited	16,361,208	33,114,435
Non-controlling interests	(1,509,456)	(368,533)
Total equity	14,851,752	32,745,902
Total Liabilities and Equity	23,954,218	45,074,640
Class A Ordinary Shares
EQUITY
Common stock value	6,597,362	6,537,269
Total equity	6,597,362	6,537,269
Class B Ordinary Shares
EQUITY
Common stock value	22,437,754	22,437,754
Total equity	$ 22,437,754	$ 22,437,754